ORGANIZATION AND BASIS OF PRESENTATION (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidation
FET and its subsidiaries consolidate all majority-owned subsidiaries over which they exercise control and, when applicable, entities for which they have a controlling financial interest. Intercompany transactions and balances are eliminated in consolidation as appropriate and permitted pursuant to GAAP. FET and its subsidiaries consolidate a VIE (MAIT) when it is determined to be a primary beneficiary. Investments in affiliates over which FET and its subsidiaries have the ability to exercise significant influence, but do not have a controlling financial interest, follow the equity method of accounting. Under the equity method, the interest in the entity is reported as an investment in the Consolidated Balance Sheets and the percentage of FET’s ownership share of the entity’s earnings is reported in the Consolidated Statements of Income.

FET and its subsidiaries consolidate all majority-owned subsidiaries over which they exercise control and, when applicable, entities for which they have a controlling financial interest. Intercompany transactions and balances are eliminated in consolidation as appropriate and permitted pursuant to GAAP. FET and its subsidiaries consolidate a VIE (MAIT) when it is determined to be a primary beneficiary. Investments in affiliates over which FET and its subsidiaries have the ability to exercise significant influence, but do not have a controlling financial interest, follow the equity method of accounting. Under the equity method, the interest in the entity is reported as an investment in the Consolidated Balance Sheets and the percentage of FET’s ownership share of the entity’s earnings is reported in the Consolidated Statements of Income and Comprehensive Income.

Basis of Accounting	FET and its subsidiaries follow GAAP and comply with the related regulations, orders, policies and practices prescribed by FERC and the PUCO, PPUC, WVPSC, MDPSC and VSCC.
The accompanying consolidated financial statements have been prepared in accordance with GAAP and the rules and regulations of the SEC. FET and its subsidiaries follow GAAP and comply with the related regulations, orders, policies and practices prescribed by FERC and the PUCO, PPUC, WVPSC, MDPSC and VSCC. The preparation of financial statements in conformity with GAAP requires management to make periodic estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosure of contingent assets and liabilities. Actual results could differ from these estimates. The reported results of operations are not necessarily indicative of results of operations for any future period. FET and its subsidiaries have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
Certain prior year amounts have been reclassified to co
nfor
m to the current year.

Accounting for the Effects of Regulation
ACCOUNTING FOR THE EFFECTS OF REGULATION
FET is subject to regulation that sets the prices (rates) that they are permitted to charge customers based on costs that the regulatory agencies determine are permitted to be recovered. At times, regulatory agencies permit the future recovery of costs that would be currently charged to expense by an unregulated company. The ratemaking process results in the recording of regulatory assets and liabilities based on anticipated future cash inflows and outflows.
FET reviews the probability of recovery of regulatory assets, and settlement of regulatory liabilities, at each balance sheet date and whenever new events occur. Factors that may affect probability include changes in the regulatory environment, issuance of a regulatory commission order, or passage of new legislation. Upon material changes to these factors, where applicable, FET will record new regulatory assets or liabilities and will assess whether it is probable that currently recorded regulatory assets and liabilities will be recovered or settled in future rates. If recovery of a regulatory asset is no longer probable, FET will write off that regulatory asset as a charge against earnings. FET considers the entire regulatory asset balance as the unit of account for the purposes of balance sheet classification rather than the next years recovery and as such net regulatory assets and liabilities are presented in the non-current
section on the FET Consolidated Balance Sheets. See Note 9, “Regulatory Matters,” of the Notes to Consolidated Financial Statements for additional information.

Investments
INVESTMENTS
All temporary cash investments purchased with an initial maturity of three months or less are reported as cash equivalents on the Consolidated Balance Sheets, at cost, which approximates their fair market value.

Receivables
RECEIVABLES
Under a formula rate mechanism approved by the FERC, the FET Subsidiaries make annual filings in order to recover incurred costs and an allowed return. An initial rate filing is made for each calendar year using estimated costs, which is used to determine the initial billings to customers. All prudently incurred allowable operation and maintenance costs, a return earned on rate base and income taxes are recovered or refunded through a subsequent true-up
mechanism. As such, FET recognizes revenue as it incurs recoverable costs and earns the allowed return. Any differences between revenues earned based on a ctu
al costs and the amounts billed based on estimated costs are recognized as a regulatory asset or liability, and will be recovered or refunded, respectively, in subsequent periods.
Other receivables include PJM receivables resulting from transmission sales. The FET Subsidiaries uncollectible risk on PJM receivables is minimal due to the nature of PJM’s settlement process whereby members of PJM legally agree to share the cost of defaults and as a result there is no allowance for doubtful accounts.

Goodwill
GOODWILL
In a business combination, the excess of the purchase price over the estimated fair value of the assets acquired and liabilities assumed is recognized as goodwill. Goodwill is evaluated for impairment annually on July 31 and more frequently if indicators of impairment arise. In evaluating goodwill for impairment, qualitative factors are assessed to determine whether it is more likely than not (that is, likelihood of more than 50%) that the fair value of the reporting unit is less than its carrying value (including goodwill). If it is concluded that it is not more likely than not that the fair value of the reporting unit is less than its carrying value, then no further testing is required. However, if management concludes that it is more likely than not that the fair value of the reporting unit is less than its carrying value or bypasses the qualitative assessment, then the quantitative goodwill impairment test is performed to identify a potential goodwill impairment and measure the amount of impairment to be recognized, if any.
No impairment of goodwill was indicated in 2024 and 2023. In 2024 and 2023, a qualitative assessment was performed, assessing economic, industry and market considerations in addition to overall performance. Key factors used in the assessment included: growth rates, interest rates, expected investments, utility sector market performance, regulatory and legal developments, and other market considerations. It was determined that the fair values of the reporting unit was, more likely than not, greater than their carrying values and a quantitative analysis was not necessary.

Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment reflects original cost (net of any impairments recognized), including payroll and related costs such as taxes, employee benefits, administrative and general costs, and financing costs incurred to place the assets in service. The costs of normal maintenance, repairs and minor replacements are expensed as incurred. Liabilities for planned major maintenance projects are recognized as they are incurred.

New Accounting Pronouncements
New Accounting Pronouncements
Recently Issued Pronouncements -
The following new authoritative accounting guidance issued by the FASB has not yet been adopted. Unless otherwise indicated, FET and its subsidiaries are currently assessing the impact such guidance may have on its financial statements and disclosures, as well as the potential to early adopt where applicable. FET and its subsidiaries have assessed other FASB issuances of new standards not described below based upon the current expectation that such new standards will not significantly impact FET and its subsidiaries’ financial reporting.
ASU
2023-09,
“
Income taxes (Topic 280): Improvements to Income Tax Disclosures
“ (Issued in December 2023): ASU
2023-09
enhances disclosures primarily related to existing rate reconciliation and income taxes paid information to help investors better assess how a company’s operations and related tax risks and tax planning and operational opportunities affect the tax rate and prospects for future cash flows. Disclosure requirements include a tabular reconciliation using both percentages and amounts, separated out into specific categories with certain reconciling items at or above 5% of the statutory tax as well as by nature and/or jurisdiction. In addition, entities will be required to disclose income taxes paid (net of refunds received), broken out between federal, state/local and foreign, and amounts paid to an individual jurisdiction when 5% or more of the total income taxes are paid to such jurisdiction. For public companies, the guidance will be effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments within ASU
2023-09
are to be applied on a prospective basis, with retrospective application permitted.
ASU
2024-03,
“
Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40)
” (Issued in November 2024 and subsequently updated within ASU
2025-01):
ASU
2024-03
requires disaggregated disclosure of income statement expenses for public business entities. The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. ASU
2024-03
is effective for public companies for the first annual reporting period beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The guidance is permitted to be applied prospectively, and comparative disclosures are not required for reporting periods beginning before the effective date. Entities can elect to apply the new standard retrospectively to any or all prior periods presented in the financial statements.
ASU 2025-06, “
Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software
”
(Issued in September 2025): ASU 2025-06 amends the existing standard that refers to various stages of a software development project to align better with current software development methods, such as agile programming. Under the new standard, entities will start capitalizing eligible costs when (1) management has authorized and committed to funding the software project, and (2) it is probable that the project will be completed and the software will be used to perform the function intended. In evaluating whether it is probable the project will be completed, an entity is required to consider whether there is significant uncertainty associated with the development activities of the software. ASU 2025-06 is effective for public companies beginning with the annual reporting period after December 15, 2027, and interim reporting periods within those annual reporting periods. The guidance is permitted to be applied using a prospective, retrospective or modified transition approach. Early adoption is permitted.

NEW ACCOUNTING PRONOUNCEMENTS
Recently Adopted Pronouncements -
ASU
2023-07,
“
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
“ (Issued in November 2023): ASU
2023-07
enhances interim disclosure requirements, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, provides new segment disclosure requirements for entities with a single reportable segment, and contains other disclosure requirements. Disclosure requirements within ASU
2023-07
include disclosing significant segment expenses by reportable segment if they are regularly provided to the CODM and included in each reported measure of segment profit or loss. A public entity is also required to disclose the title and position of the individual(s) identified as the CODM as well as an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Disclosures are required on both an annual and an interim basis. The segment disclosures within have been updated to reflect the requirements of ASU
2023-07.
Recently Issued Pronouncements
- The following new authoritative accounting guidance issued by the FASB has not yet been adopted. Unless otherwise indicated, FET is currently assessing the impact such guidance may have on its financial statements and disclosures, as well as the potential to early adopt where applicable. FET has assessed other FASB issuances of new standards not described below based upon the current expectation that such new standards will not significantly impact FET’s financial reporting.
ASU
2023-09,
“
Income taxes (Topic 280): Improvements to Income Tax Disclosures
“ (Issued in December 2023): ASU
2023-09
enhances disclosures primarily related to existing rate reconciliation and income taxes paid information to help investors better assess how a company’s operations and related tax risks and tax planning and operational opportunities affect the tax rate and prospects for future cash flows. Disclosure requirements include a tabular reconciliation using both percentages and amounts, separated out into specific categories with certain reconciling items at or above 5% of the statutory tax as well as by nature and/or jurisdiction. In addition, entities will be required to disclose income taxes paid (net of refunds received), broken out between federal, state/local and foreign, and amounts paid to an individual jurisdiction when 5% or more of the total income taxes are paid to such jurisdiction. For public companies, the guidance will be effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments within ASU
2023-09
are to be applied on a prospective basis, with retrospective application permitted.
ASU
2024-03,
“
Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40)
” (Issued in November 2024 and subsequently updated within ASU
2025-01):
ASU
2024-03
requires disaggregated disclosure of income statement expenses for public business entities. The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. ASU
2024-03
is effective for public companies for the first annual reporting period beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted.

Variable Interest Entities		FET and its subsidiaries perform qualitative analyses based on control and economics to determine whether a variable interest classifies FET or its subsidiaries as the primary beneficiary (a controlling financial interest) of a VIE. An enterprise has a controlling financial interest if it has both power and economic control, such that an entity has: (i) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance; and (ii) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. FET consolidates a VIE when it is determined that it is the primary beneficiary.
Long-Term Debt and Other Long-Term Obligations
LONG-TERM DEBT AND OTHER LONG-TERM OBLIGATIONS
All borrowings with initial maturities of less than one year are defined as short-term financial instruments under GAAP and are reported as “Short-term borrowings” on the Consolidated Balance Sheets at cost. Since these borrowings are short-term in nature, FET believes that their costs approximate their fair market value.

LONG-TERM DEBT AND OTHER LONG-TERM OBLIGATIONS
All borrowings with initial maturities of less than one year are defined as short-term financial instruments under GAAP and are reported as Short-term borrowings on the Consolidated Balance Sheets at cost. Since these borrowings are short-term in nature, FET believes that their costs approximate their fair market value.
Use of Estimates	The preparation of financial statements in conformity with GAAP requires management to make periodic estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosure of contingent assets and liabilities. Actual results could differ from these estimates. The reported results of operations are not necessarily indicative of results of operations for any future period.
Reclassifications	Certain prior year amounts have been reclassified to conform to the current year presentation.
Segment Information
Segment Information
FET has one operating segment, which is the entire entity. FET’s Consolidated Statements of Income are consistent with the internal financial reports used by FET’s President, its CODM. FET’s CODM uses earnings attributable to FET to assess performance and considers budget versus actual results on a monthly basis when making decisions about allocating resources. FET considers Other operating expenses, Provision for depreciation, General taxes, Interest expense and Income taxes to be significant expenses. See the Consolidated Statements of Income.